SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2020	Apr. 30, 2020	Jan. 01, 2019	Dec. 31, 2016
Intangible assets with indefinite lives
Impairment loss of indefinite-lived intangible assets		$ 0	$ 0	$ 0
Goodwill
Goodwill, Impairment Loss		83,379	29,055	0
Cost of revenues:
Provision for Loan and Lease Losses		2,017	10,802	12,745
Value added taxes
Amount of VAT reported as a deduction to revenue		2,933	15,796	9,777
Loss from operations		(190,838)	(113,402)	(77,689)
Net cash provided by operating activities		(34,203)	(60,239)	(114,964)
Net current liabilities		25,398
Equity		125,233	180,938	708,746				$ 738,466
Accumulated deficit		(614,830)	(563,737)
Short-term debt		31,077	49,887		$ 718
Revenue from Contract with Customer, Including Assessed Tax		332,634	467,232	121,084
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		125,233	180,938	708,746				$ 738,466
Retained Earnings (Accumulated Deficit)		(614,830)	(563,737)
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest		(107,484)	(158,817)	8,749
Net cash provided by (used in) operating activities		(34,203)	(60,239)	(114,964)
Provision for all remaining financing receivables		2,017
Inventory Write-down		17,826	200	0
Inventory write off and write down		17,826
Prepayments written off		22,282
Goodwill impairment		83,379	29,055	0
Impairment loss of equity investments		6,155	0	0
impairment loss of available-for-sale of investment		2,000	0	0
impairment of long-term investments		0	0	0
Revenue From Internet Value Added Service And Other		17,117	28,510	24,271
Investment Income, Interest		32	2,456	29,269
Accounts Receivable, Net, Current		649	2,584
Deferred Revenue, Current		750	3,716
Deferred Revenue, Revenue Recognized		1,074
Advance from customers recognized as revenue		4,078
Advance from customers which is expected to be recognized as revenue within one year		1,677
Right-of-use lease assets		5,506	0				$ 8,582
Operating lease liabilities - current		2,836	0				$ 3,289
Renren [Member]
Value added taxes
Revenue From Internet Value Added Service And Other		15,086	18,983	21,931
Investment Income, Interest		$ 32	139	0
Maximum
Value added taxes
Equity Method Investment, Ownership Percentage		50.00%
Minimum
Value added taxes
Equity Method Investment, Ownership Percentage		20.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Value added taxes
Advance from customers, period of recognition of revenue		1 year
Jieying Huaqi Auto Service Co [Member]
Value added taxes
Inventory Write-down			5,700
SUBSEQUENT EVENT
Value added taxes
Proceeds for prepayment of OPI	$ 4,000
SUBSEQUENT EVENT | East West Bank [Member]
Value added taxes
Line of Credit Facility, Remaining Borrowing Capacity						$ 11,000
Financial Service, Other [Member]
Value added taxes
Revenue from Contract with Customer, Including Assessed Tax			$ 2,297	$ 25,399